Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 5 – Cash and Cash Equivalents

	As at December 31,
	2018	2017
	$ Thousands
Cash in banks	72,074	1,313,710
Time deposits	59,049	103,678
	131,123	1,417,388

The Group’s exposure to credit risk, interest rate risk and currency risk and a sensitivity analysis with respect to the financial assets and liabilities is detailed in Note 30 “Financial Instruments”.